Share-based payments - Share awards and Other information (Details) £ / shares in Units, € in Millions, EquityInstruments in Millions	12 Months Ended
	Mar. 31, 2023 GBP (£) EquityInstruments £ / shares	Mar. 31, 2023 EUR (€) EquityInstruments	Mar. 31, 2022 GBP (£) EquityInstruments £ / shares	Mar. 31, 2022 EUR (€) EquityInstruments	Mar. 31, 2021 GBP (£) EquityInstruments £ / shares	Mar. 31, 2021 EUR (€) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement
Compensation cost | €		€ 141		€ 119		€ 135
Average share price | £ / shares	£ 1.082		£ 1.221		£ 1.208
Share awards plan
Disclosure of terms and conditions of share-based payment arrangement
Balance at the beginning of the period (in shares) | EquityInstruments	270	270	267	267	245	245
Granted (in shares) | EquityInstruments	120	120	113	113	108	108
Vested (in shares) | EquityInstruments	(70)	(70)	(68)	(68)	(56)	(56)
Forfeited (in shares) | EquityInstruments	(59)	(59)	(42)	(42)	(30)	(30)
Balance at the end of the period (in shares) | EquityInstruments	261	261	270	270	267	267
Weighted average fair value at the beginning of the period	£ 1.07		£ 1.20		£ 1.41
Granted (per share)	1.17		1.17		0.99
Vested (per share)	1.15		1.44		1.56
Forfeited (per share)	0.89		1.52		1.10
Weighted average fair value at the end of the period	1.14		1.07		1.20
Total fair value of shares vested during period	£ 81,000,000		£ 98,000,000		£ 108,000,000